BASIC AND DILUTED INCOME PER SHARE - Weighted-Average Number of Ordinary Shares Outstanding After Adjustment (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Weighted-average number of ordinary shares, basic (in shares)	35,828,204	30,886,559	27,595,446
Effect of share options and warrants on issue (in shares)	1,003,403	2,859,977	3,284,104
Shares issued and sold (in shares)	1,380,501	0	0
Weighted-average number of ordinary shares, diluted (in shares)	38,212,108	33,746,536	30,879,550